Condensed financial statements of the parent company only	12 Months Ended
Dec. 31, 2022
Condensed Financial Information Disclosure [Abstract]
Condensed financial statements of the parent company only
Note 27: Condensed financial statements of the parent company only

Condensed financial statements of the Bank of N.T. Butterfield & Son Limited (the ultimate parent company) without consolidation of its subsidiaries were as follows:

The Bank of N.T. Butterfield & Son Limited (parent company only)
Condensed Balance Sheets
(In thousands of US dollars)
	As at
	December 31, 2022	December 31, 2021
Assets
Cash and demand deposits with banks - Non-interest-bearing	38,835	41,993
Demand deposits with banks - Interest-bearing	142,213	135,038
Cash equivalents - Interest-bearing	723,323	591,294
Cash and cash equivalents	904,371	768,325
Securities purchased under agreements to resell	59,871	96,107
Short-term investments	80,315	242,691
Investment in securities
Equity securities at fair value	236	222
Available-for-sale (amortized cost: $944,746 (2021: 1,419,712))	853,749	1,417,117
Held-to-maturity (fair value: $1,238,333 (2021: $1,030,969))	1,421,556	1,011,584
Total investment in securities	2,275,541	2,428,923
Net assets of subsidiaries - Banks	480,297	594,930
Net assets of subsidiaries - Non-banks	1,563	17,091
Loans to third parties, net of allowance for credit losses	1,839,622	1,966,895
Loans to subsidiaries - Banks	—	13,534
Loans to subsidiaries - Non-banks	58,056	61,901
Other assets, including accrued interest, premises, equipment and computer software, equity method investments, receivables from subsidiaries and other real estate owned	242,796	188,263
Total assets	5,942,432	6,378,660

Liabilities
Deposits
Non-interest bearing	1,811,455	1,686,985
Interest bearing	2,936,307	3,360,185
Total deposits	4,747,762	5,047,170
Employee benefit plans	91,983	125,968
Other liabilities, including accrued interest and payables to subsidiaries	65,583	56,153
Total other liabilities	157,566	182,121
Long-term debt	172,289	171,876
Total liabilities	5,077,617	5,401,167

Total shareholders’ equity	864,815	977,493
Total liabilities and shareholders’ equity	5,942,432	6,378,660

The Bank of N.T. Butterfield & Son Limited (parent company only)
Condensed Statements of Operations
(In thousands of US dollars)
	Year ended
	December 31, 2022	December 31, 2021	December 31, 2020
Non-interest income
Banking	26,116	24,465	24,429
Foreign exchange revenue	11,858	9,660	9,166
Custody and other administration services	6,869	7,693	6,927
Other non-interest income	1,269	3,372	5,924
Dividends from subsidiaries - Banks	72,268	82,327	121,522
Dividends from subsidiaries - Non-banks	21,318	22,656	19,864
Total non-interest income	139,698	150,173	187,832
Interest income
Interest and fees on loans	118,829	116,031	123,774
Investments	49,790	44,663	52,135
Deposits with banks and other	14,499	2,056	3,109
Total interest income	183,118	162,750	179,018
Interest expense
Deposits	10,834	6,405	9,386
Long-term debt	9,601	9,601	9,294
Securities sold under agreement to resell	22	—	—
Total interest expense	20,457	16,006	18,680
Net interest income before provision for credit losses	162,661	146,744	160,338
Provision for credit (losses) recoveries	(1,226)	2,206	(8,750)
Net interest income after provision for credit losses	161,435	148,950	151,588
Net gains (losses) on equity securities	14	85	658
Net realized gains (losses) on available-for-sale investments	—	—	702
Net gains (losses) on other real estate owned	9	(84)	(104)
Net other gains (losses)	—	850	714
Total other gains (losses)	23	851	1,970
Total net revenue	301,156	299,974	341,390
Non-interest expense
Salaries and other employee benefits	65,789	62,405	69,521
Technology and communications	29,551	35,675	35,434
Professional and outside services	29,744	27,726	27,791
Property	10,232	9,586	9,092
Indirect taxes	15,714	15,906	15,633
Non-service employee benefits expense	4,845	4,493	3,462
Marketing	3,629	2,497	2,418
Amortization of intangible assets	169	169	169
Other expenses	9,613	9,502	9,896
Total non-interest expense	169,286	167,959	173,416
Net income before equity in undistributed earnings of subsidiaries	131,870	132,015	167,974
Equity in undistributed earnings of subsidiaries	82,150	30,653	(20,757)
Net income	214,020	162,668	147,217
Other comprehensive income, net of tax	(252,535)	(75,237)	37,417
Total comprehensive income	(38,515)	87,431	184,634

The Bank of N.T. Butterfield & Son Limited (parent company only)
Condensed Statements of Cash Flows
(In thousands of US dollars)
	Year ended
	December 31, 2022	December 31, 2021	December 31, 2020
Cash flows from operating activities
Net income	214,020	162,668	147,217
Adjustments to reconcile net income to operating cash flows
Depreciation and amortization	14,922	28,617	26,562
Provision for credit losses (recoveries)	1,226	(2,206)	8,750
Share-based payments and settlements	17,077	15,151	15,245
Net change in equity securities at fair value	(14)	7,096	102
Net realized (gains) losses on available-for-sale investments	—	—	(702)
Net (gains) losses on other real estate owned	(9)	84	104
(Increase) decrease in carrying value of equity method investments	120	31	(1,376)
Dividends received from equity method investments	12	291	2,710
Equity in undistributed earnings of subsidiaries	(82,150)	(30,653)	20,757
Changes in operating assets and liabilities
(Increase) decrease in accrued interest receivable and other assets	(25,888)	10,665	754
Increase (decrease) in employee benefit plans, accrued interest payable and other liabilities	15,386	(14,597)	9,456
Cash provided by (used in) operating activities	154,702	177,147	229,579

Cash flows from investing activities
(Increase) decrease in securities purchased under agreements to resell	36,236	100,932	(54,756)
Short-term investments other than restricted cash: proceeds from maturities and sales	821,645	163,396	68,272
Short-term investments other than restricted cash: purchases	(666,837)	(391,996)	(35,319)
Available-for-sale investments: proceeds from sale	—	367	205,770
Available-for-sale investments: proceeds from maturities and pay downs	112,274	299,367	295,547
Available-for-sale investments: purchases	(44,504)	(669,391)	(317,451)
Held-to-maturity investments: proceeds from maturities and pay downs	158,665	269,311	229,576
Held-to-maturity investments: purchases	(203,867)	(316,820)	(195,898)
Net (increase) decrease in loans to third parties	125,215	60,395	8,263
Net (increase) decrease in loans to bank subsidiaries	13,534	135	(428)
Net (increase) decrease in loans to non-bank subsidiaries	3,845	(3,386)	(1,564)
Additions to premises, equipment and computer software	(20,567)	(10,372)	(11,313)
Proceeds from sale of other real estate owned	730	314	—
Injection of capital in subsidiary	(6,083)	(1,465)	(1,522)
Return of capital from a subsidiary	—	—	3,314
Cash provided by (used in) investing activities	330,286	(499,213)	192,491

The Bank of N.T. Butterfield & Son Limited (parent company only)
Condensed Statements of Cash Flows
(In thousands of US dollars)
	Year ended
	December 31, 2022	December 31, 2021	December 31, 2020
Cash flows from financing activities
Net increase (decrease) in demand and term deposit liabilities	(265,270)	(192,756)	630,141
Issuance of subordinated capital, net of underwriting fees	—	—	97,647
Repayment of long-term debt	—	—	(70,000)
Common shares repurchased	(3,897)	(19,754)	(86,640)
Proceeds from stock option exercises	—	—	1,739
Cash dividends paid on common shares	(87,343)	(87,285)	(88,932)
Cash provided by (used in) financing activities	(356,510)	(299,795)	483,955
Net increase (decrease) in cash, cash equivalent and restricted cash	128,478	(621,861)	906,025
Cash, cash equivalents and restricted cash: beginning of year	782,415	1,404,276	498,251
Cash, cash equivalents and restricted cash: end of year	910,893	782,415	1,404,276

Components of cash, cash equivalents and restricted cash at end of year
Cash and cash equivalents	904,371	768,325	1,387,999
Restricted cash included in short-term investments on the consolidated balance sheets	6,522	14,090	16,277
Total cash, cash equivalents and restricted cash at end of year	910,893	782,415	1,404,276

Supplemental disclosure of cash flow information
Cash interest paid	18,680	15,156	19,532

Supplemental disclosure of non-cash items
Transfer to (out of) other real estate owned	830	307	314
Transfer of available-for-sale investments to held-to-maturity investments	364,983	—	—
Initial recognition of right-of-use assets and operating lease liabilities	—	536	—
Reduction in net loans due to initial adoption of a current expected credit loss model	—	—	3,899